Related Party Transactions	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 6 - Related Party Transactions

(6)  Related Party Transactions

As described in Note 3, as of September 30, 2014, and December 31, 2013, the Company owed $57,296 and $30,247, respectively to a founding stockholder of the Company for working capital loans.

As described in Note 4, on December 12, 2012 the Company issued 7,750,000 shares of its common stock to individuals who are Directors and Officers of the Company.